Accumulated Other Comprehensive Income (Loss) - Debits in Net Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss)
Net unrealized loss on available for sale securities	$ (116,000)
Income tax effect	24,000
Net realized loss included in net (loss) income	92,000
Net unrealized pension expense	88,000	$ 41,000
Income tax effect	18,000	8,000
Amortization of prior service included in net periodic pension expense	$ 70,000	$ 33,000